Acquisitions (Details) - EUR (€)	Jun. 30, 2021	Mar. 29, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Assets	€ 5,897,600,000		€ 5,580,600,000
Liabilities	3,653,000,000.0		3,454,500,000
Findus Switzerland
Disclosure of detailed information about business combination [line items]
Consideration transferred			112,800,000
Contingent consideration recognised as of acquisition date	€ 800,000
Goodwill recognised as of acquisition date			40,100,000
Identifiable intangible assets recognised as of acquisition date			66,100,000
Property, plant and equipment recognised as of acquisition date			8,900,000
Current assets recognised as of acquisition date			200,000
Inventory recognised as of acquisition date			12,600,000
Assets			87,800,000
Current liabilities recognised as of acquisition date			300,000
Non-current liabilities recognised as of acquisition date			6,800,000
Deferred tax liabilities recognised as of acquisition date			8,000,000.0
Liabilities			15,100,000
Identifiable assets acquired (liabilities assumed)			72,700,000
Findus Switzerland | Previously stated [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred			112,000,000.0
Goodwill recognised as of acquisition date			75,600,000
Identifiable intangible assets recognised as of acquisition date			24,500,000
Property, plant and equipment recognised as of acquisition date			8,900,000
Current assets recognised as of acquisition date			200,000
Inventory recognised as of acquisition date			11,500,000
Assets			45,100,000
Current liabilities recognised as of acquisition date			300,000
Non-current liabilities recognised as of acquisition date			6,800,000
Deferred tax liabilities recognised as of acquisition date			1,600,000
Liabilities			8,700,000
Identifiable assets acquired (liabilities assumed)			36,400,000
Findus Switzerland | Increase (decrease) due to corrections of prior period errors [member]
Disclosure of detailed information about business combination [line items]
Consideration transferred			800,000
Goodwill recognised as of acquisition date			(35,500,000)
Identifiable intangible assets recognised as of acquisition date			41,600,000
Property, plant and equipment recognised as of acquisition date			0
Current assets recognised as of acquisition date			0
Inventory recognised as of acquisition date			1,100,000
Assets			42,700,000
Current liabilities recognised as of acquisition date			0
Non-current liabilities recognised as of acquisition date			0
Deferred tax liabilities recognised as of acquisition date			6,400,000
Liabilities			6,400,000
Identifiable assets acquired (liabilities assumed)			€ 36,300,000
Fortenova Group
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date		€ 615